Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions - Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group (not including compensation provided to independent directors). Full details for Directors’ remuneration can be found in the Directors’ Remuneration Report. The key management personnel compensation of the Group was as follows for the years ended December 31:

	2021 $000s	2020 $000s	2019 $000s
As of December 31
Short-term employee benefits	4,666	4,833	5,543
Share-based payments	4,045	5,822	2,774
Total	8,711	10,656	8,317
Short-term employee benefits include salaries, health care and other non-cash benefits. Share-based payments are generally subject to vesting terms over future periods.

Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as at December 31, 2021:

	Business Name (Share Class)	Number of shares held as of December 31, 2021	Number of options held as of December 31, 2021	Ownership Interest¹
Directors:
Ms Daphne Zohar²	Gelesis (Common)	179,443	1,207,006	5.03%
Dr Robert Langer	Entrega (Common)	250,000	82,500	4.09%

Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	3.00%
Dr John LaMattina[3]	Akili (Series A-2 Preferred)	37,372	—	0.80%
	Akili (Series C Preferred)	11,755	—	0.20%
	Gelesis (Common)[3]	50,540	—	0.18%
	Gelesis (Common)4	33,051	33,578	0.24%
	Gelesis (Series A-1 Preferred)[3]	49,523	—	0.18%
	Vedanta Biosciences (Common)	25,000	—	0.17%
Senior Managers:
Dr Bharatt Chowrira	Karuna (Common)[4]	5,000	—	0.02%
Dr Joseph Bolen	Vor (Common)	—	9,191	0.02%
1    Ownership interests as of December 31, 2021 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Common shares and options held by Yishai Zohar, who is the husband of Ms. Zohar. Ms. Zohar does not have any direct interest in the share capital of Gelesis. Ms Zohar recuses herself from any and all material decisions with regard to Gelesis.
3    Dr John and Ms Mary LaMattina hold 50,540 shares of common shares and 49,523 shares of Series A-1 preferred shares in Gelesis. Individually, Dr LaMattina holds 33,051 shares of Gelesis and convertible notes issued by Appeering in the aggregate principal amount of $50,000.
4 Options to purchase the listed shares were granted in connection with the service on such founded entity’s Board of Directors and any value realized therefrom shall be assigned to PureTech Health, LLC.